Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000162155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Small Cap Opportunities Fund Inc.-Institutional Class
C000020634
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Small Cap Opportunities Fund Inc.-Investor Class
Without Sales Load [Member] | C000162155
Average Annual Return [Line Items]
Average Annual Return, Percent	6.61%	6.93%	11.14%
Without Sales Load [Member] | C000020634
Average Annual Return [Line Items]
Average Annual Return, Percent	6.35%	6.67%	10.86%
VALUELINE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	6.09%	9.62%
VALUELINE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	6.09%	9.62%